Document and Entity Information	3 Months Ended
Mar. 31, 2021
Document and Entity Information
Document Type	S-4
Entity Registrant Name	DISH DBS Corporation
Entity Central Index Key	0001042642
Entity Address, Address Line One	9601 South Meridian Boulevard
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	723-1000
Contact Personnel Name	Timothy A. Messner
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Amendment Flag	false